PGIM Jennison Focused Value Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	85 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[2],[3]	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02% [1]	14.53% [1]	13.84%		13.10% [1]
Russell 1000 Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%			8.49%
A
Prospectus [Line Items]
Average Annual Return, Percent	18.02%	9.41%			7.84%
C
Prospectus [Line Items]
Average Annual Return, Percent	22.29%	9.50%			7.50%
R
Prospectus [Line Items]
Average Annual Return, Percent	24.28%	10.22%			8.06%
Z
Prospectus [Line Items]
Average Annual Return, Percent	25.33%	11.04%			8.79%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.90%	9.68%			6.74%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.72%	8.60%			6.51%
R6
Prospectus [Line Items]
Average Annual Return, Percent	25.30%	11.03%			8.81%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.